Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Details
Total property, plant and equipment		$ 5,300	$ 5,300
Less: accumulated depreciation		(4,669)	(3,912)
Property, plant, equipment, net	$ 252	$ 631	$ 1,388